Unaudited Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Summary of Selected Quarterly Financial Data
Unaudited selected quarterly financial data for 2012 and 2011 are summarized below ($ amounts in thousands):

			Third Quarter
(in thousands) Fiscal 2012	First Quarter	Second Quarter	July 1, 2012 to September 28, 2012	September 29, 2012 to September 30, 2012	Fourth Quarter
	(Predecessor)	(Predecessor)	(Predecessor)	(Successor)	(Successor)
Total revenues	$271,472	$294,333	$238,063	$10,689	$235,450
Gross margin	97,846	143,154	101,350	3,627	41,818
Total operating expenses	119,059	60,383	103,468	288	74,920
Operating (loss) income	(21,213)	82,771	(2,118)	3,339	(33,102)
(Loss) income from continuing operations	($28,696)	$51,305	($1,351)	$1,588	($34,104)
(Loss) income from discontinued operations	(27)	(28)	(28)	—	(29)
Net (loss) income	($28,723)	$51,277	($1,379)	$1,588	($34,133)

Fiscal 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Total revenues	$232,952	$224,188	$215,357	$253,641
Gross margin	109,652	99,026	85,104	92,962
Total operating expenses	248,215	81,219	45,372	62,656
Operating income	(138,563)	17,807	39,732	30,431
(Loss) income from continuing operations	($108,844)	$9,180	$22,055	$31,309
(Loss) income from discontinued operations	(127)	(127)	(127)	20,536
Net (loss) income	($108,971)	$9,053	$21,928	$51,845